Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Fair value of Financial Assets and Liabilities Measured on a Recurring Basis

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2021 and December 31, 2020 (in thousands):

	Fair Value Measurements as of December 31, 2021 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$47,036	$—	$—	$47,036
Total financial assets	$47,036	$—	$—	$47,036
Liabilities:
Derivative liability- related party	$—	$—	$71,037	$71,037
Total financial liabilities	$—	$—	$71,037	$71,037

	Fair Value Measurements as of December 31, 2020 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$32,643	$—	$—	$32,643
Total financial assets	$32,643	$—	$—	$32,643
Liabilities:
Derivative liability- related party	$—	$—	$25,155	$25,155
Total financial liabilities	$—	$—	$25,155	$25,155

Schedule of Fair Value Of Future Warrants Estimated Using Valuation Model

The fair value of the Warrants and Initial Warrant were estimated during the years ended December 31, 2021 and 2020, respectively, using the Black Scholes Merton valuation model, with the following ranges of assumptions:

	Year Ended December 31,
	2021	2020
Risk free interest rate	0.3% - 0.97%	0.19%
Share price	$0.08 - $0.16	$0.11
Discount for lack of marketability	9.6% - 15.5%	10.5%
Expected term (in years)	3.0	3.0
Expected volatility	67.61% - 78.25%	80.76%

Derivative
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents the development derivative liability measured at fair value using unobservable inputs (Level 3) as of year ended December 31, 2021 (in thousands):

Fair value at January 1, 2021	$25,155
Amounts received under the Development Agreement	15,000
Amounts received under the Development Agreement as amended	30,000
Loss recorded in loss from remeasurement of development derivative liability	4,899
Reclassification of equity classified warrants	(4,017)
Fair value at December 31, 2021	$71,037